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                                 April 30, 1998

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    CGM Trust
               1933 Act File No. 2-10653
               1940 Act File No. 811-82

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CGM Trust, a Massachusetts business trust (the "Trust") hereby certifies as follows:

        (1) the forms of Prospectuses and Statements of Additional Information for CGM Mutual Fund, CGM Realty Fund, CGM Fixed Income Fund, CGM American Tax Free Fund and CGM Focus Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effecive Amendment No. 86 to the above referenced Registration Statement on Form N-1A (the "Registration Statement"), which constitutes the most recent amendment to the Registration Statement; and

        (2) the text of Post-Effective Amendment No. 86 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 24, 1998.

                                          Sincerely,

                                          CGM Trust


                                       By /s/Frank N. Strauss
                                          --------------------
                                             Frank N. Strauss
                                             Treasurer


cc:     Robert L. Kemp
        Leslie A. Lake
        Jean O'Neil
        Edward T. O'Dell, P.C.
        Regina M. Pisa, P.C.